RELATED PARTIES: - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 28, 2021	Jan. 17, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Exercisable over the period				3 years 7 months 13 days	3 years 11 months 4 days
Exercise price				$ 0.6
Executive officers and directors
Related Party Transaction [Line Items]
Number of shares granted		24,908,370
Exercisable over the period	3 years
Exercise price		$ 3.14
Executive officers and directors | Minimum
Related Party Transaction [Line Items]
Exercisable over the period		3 years
Executive officers and directors | Maximum
Related Party Transaction [Line Items]
Exercisable over the period		4 years
RSUs | Executive officers and directors
Related Party Transaction [Line Items]
Number of shares granted	50,000	77,900
Type A
Related Party Transaction [Line Items]
Administrative services period			4 months
Sub-lease income				$ 2,070
Type A | Sub-lease agreement
Related Party Transaction [Line Items]
Lease, term of contract			12 months		12 months